Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Commitments and Contingencies
Commitments and Contingencies

7.   Commitments and Contingencies

Operating Leases and Capital Leases

We lease certain facilities, vehicles, equipment, office and manufacturing space under noncancelable operating leases which expire at various dates through 2029. We are also party to a significant number of month-to-month leases that can be canceled at any time. Total rent expense related to operating leases for the three months ended March 31, 2018 and 2017 was approximately $1.8 million and $1.7 million, respectively.

We also lease vehicles under capital leases. These leases are typically three years in duration and have no guaranteed residual values. Amounts included within property and equipment under capital leases as of March 31, 2018 and December 31, 2017 are as follows:

	March 31,	December 31,
	2018	2017
Cost	$18,591	$15,557
Accumulated depreciation	(3,838)	(2,672)
Net	$14,753	$12,885

The following table presents our contractual obligations for the periods subsequent to March 31, 2018, including future minimum annual lease payments, including executory costs and interest, and the payments of the liability related to the TRA:

	Operating Leases	Capital Leases	Liability related to TRA	Total
Remainder of 2018	$4,376	$4,732	$—	$9,108
2019	4,206	6,420	5,840	16,466
2020	3,782	4,461	3,168	11,411
2021	3,095	494	3,255	6,844
2022	2,043	—	3,331	5,374
Thereafter	4,960	—	47,395	52,355
	$22,462	$16,107	$62,989	$101,558

Legal Contingencies

We are involved in various disputes arising in the ordinary course of business. Management does not believe the outcome of these disputes will have a material adverse effect on our consolidated financial position or consolidated results of operations.

8. Commitments and Contingencies

Operating Leases and Capital Leases

We lease certain facilities, vehicles, equipment, office and manufacturing space under noncancelable operating leases which expire at various dates through 2029. We are also party to a significant number of month‑to‑month leases that can be canceled at any time. Total rent expense related to operating leases for 2017, 2016 and 2015 amounted to $7.1 million, $7.3 million and $7.9 million, respectively.

We also lease vehicles under capital leases. These leases are typically three years in duration and have no guaranteed residual values. Amounts included within property and equipment under capital leases are as follows:

	December 31,
	2017	2016
Cost	$15,557	$2,616
Accumulated depreciation	(2,672)	(171)
Net	$12,885	$2,445

Future minimum annual lease payments, including executory costs and interest, for years subsequent to December 31, 2017 are approximately as follows:

	Operating Leases	Capital Leases	Total
2018	$5,506	$5,296	$10,802
2019	4,083	5,394	9,477
2020	3,752	3,475	7,227
2021	3,077	—	3,077
2022	2,031	—	2,031
Thereafter	4,713	—	4,713
	$23,162	$14,165	$37,327

Legal Contingencies

We are involved in various disputes arising in the ordinary course of business. Management does not believe the outcome of these disputes will have a material adverse effect on our consolidated financial position or consolidated results of operations.